UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7606

        Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Premium Income Municipal Fund (NTC)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.0% (1.4% of Total Investments)

$1,620	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,603,606
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 35.7% (24.5% of Total Investments)

	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan
	Program, Series 1996A:
800	5.800%, 11/15/14 (Alternative Minimum Tax) - AMBAC Insured	11/06 at 102.00	AAA	800,840
505	5.875%, 11/15/17 (Alternative Minimum Tax) - AMBAC Insured	11/06 at 102.00	AAA	505,530

470	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/09 at 102.00	AAA	478,173
	Program, Series 1999A, 6.000%, 11/15/18 (Alternative Minimum Tax) - AMBAC Insured

900	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	950,148
	Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/06 at 102.00	AAA	1,566,645
	Series 1996C, 5.500%, 7/01/16 - MBIA Insured

1,900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	2,001,821
	Series 1998H, 5.000%, 7/01/23 - MBIA Insured

2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series	7/07 at 102.00	AAA	3,133,043
	1997C-1, 5.500%, 7/01/20 - MBIA Insured

2,525	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	2,755,684
	University System, Series 2003E, 5.000%, 11/01/15 - FGIC Insured

1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/09 at 101.00	AAA	1,344,275
	Series 1999I, 5.250%, 7/01/25 - MBIA Insured

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial	7/09 at 101.00	Aaa	823,913
	Hall, Series 1999A, 5.625%, 7/01/29 - MBIA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	1,107,240
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	520,635
	2001G, 5.000%, 7/01/31 - AMBAC Insured

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	706,303
	Series 2001D, 5.500%, 7/01/23

450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	466,267
	2001B, 5.000%, 3/01/32 - FSA Insured

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	2,098,880
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,584,435
	2002W, 5.125%, 7/01/27

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/13 at 100.00	AAA	1,549,905
	2003X-1, 5.000%, 7/01/42

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series	7/13 at 100.00	AAA	963,018
	2003B, 5.000%, 7/01/33 - MBIA Insured

1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 -	11/12 at 101.00	AAA	1,105,630
	FGIC Insured

1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 - MBIA Insured	2/13 at 100.00	AAA	1,188,341

	University of Connecticut, General Obligation Bonds, Series 2004A:
1,000	5.000%, 1/15/18 - MBIA Insured	1/14 at 100.00	AAA	1,083,030
2,000	5.000%, 1/15/19 - MBIA Insured	1/14 at 100.00	AAA	2,158,260

	Healthcare - 11.8% (8.1% of Total Investments)

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	2,072,220
	1999G, 5.000%, 7/01/24 - MBIA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital,	7/07 at 102.00	AAA	1,078,450
	Series 1997D, 5.750%, 7/01/27 - AMBAC Insured

3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health	7/07 at 101.00	Aaa	3,080,220
	Services, Series 1997H, 5.125%, 7/01/27 - MBIA Insured

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health	7/10 at 101.00	AA	2,232,800
	Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	546,345
	2002B, 5.500%, 7/01/21 - RAAI Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series	7/15 at 100.00	Aa3	518,365
	2005B, 5.000%, 7/01/23 - RAAI Insured

	Housing/Multifamily - 3.7% (2.6% of Total Investments)

1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/09 at 100.00	AAA	1,044,220
	6.200%, 11/15/41 (Alternative Minimum Tax)

1,875	Williamantic Housing Authority, Connecticut, GNMA Collateralized Multifamily Housing Mortgage	10/05 at 105.00	AAA	1,988,513
	Revenue Bonds, Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

	Housing/Single Family - 1.2% (0.9% of Total Investments)

1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,020,100
	5.300%, 11/15/33 (Alternative Minimum Tax)

	Industrials - 2.2% (1.5% of Total Investments)

1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,802,535
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 7.3% (5.0% of Total Investments)

1,300	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew	8/08 at 102.00	AAA	1,349,283
	Home and Hospital, Series 1999B, 5.200%, 8/01/38

750	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	758,393
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/09 at 102.00	AA	665,707
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 - RAAI Insured	2/10 at 102.00	AA	1,062,030
1,000	5.375%, 8/01/24 - RAAI Insured	2/10 at 102.00	AA	1,062,060

1,000	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	8/05 at 101.00	N/R	1,005,730
	Center of Connecticut Inc., Series 1994A, 7.000%, 8/15/09

	Tax Obligation/General - 24.0% (16.5% of Total Investments)

500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	558,860

750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC	8/12 at 100.00	Aaa	831,008
	Insured

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 - FSA Insured	9/13 at 100.00	AAA	1,087,230

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21	6/12 at 100.00	AA	2,228,260

1,500	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	1,661,595

1,110	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	1,182,971

820	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	Aaa	908,921

1,000	Hartford, Connecticut, General Obligation Bonds, Series 2000, 5.500%, 6/15/20 - FGIC Insured	6/10 at 102.00	AAA	1,113,810

400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	426,724

1,500	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	1,762,665
	7/01/20 - MBIA Insured

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,
	Series 2000:
350	5.500%, 3/15/18 - FSA Insured	3/10 at 101.00	Aaa	387,202
350	5.625%, 3/15/19 - FSA Insured	3/10 at 101.00	Aaa	389,214
350	5.700%, 3/15/20 - FSA Insured	3/10 at 101.00	Aaa	390,166

1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%, 3/15/16 -	3/13 at 101.00	Aaa	1,554,375
	AMBAC Insured

2,105	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/15 - FSA Insured	2/12 at 100.00	AAA	2,146,026

1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	1,098,590

1,630	Westport, Connecticut, General Obligation Bonds, Series 2003, 4.750%, 2/01/19	2/12 at 100.00	Aaa	1,712,820

	Tax Obligation/Limited - 18.6% (12.8% of Total Investments)

1,900	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	10/05 at 102.00	BBB	1,966,975

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/09 at 102.00	AAA	2,214,380
	Program, Series 1999C, 5.625%, 7/01/29 - AMBAC Insured

	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	2,152,180
1,000	5.000%, 12/01/21 - AMBAC Insured	12/12 at 100.00	AAA	1,069,450

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	530,970
	5.000%, 1/01/23 - FGIC Insured

1,700	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1991B,	No Opt. Call	AA-	1,982,727
	6.500%, 10/01/10

625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	686,613

2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	2,207,800

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	1,148,370
	10/01/24

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,110,930
	10/01/19 - FSA Insured

	Transportation - 2.3% (1.6% of Total Investments)

750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%,	4/11 at 101.00	AAA	775,995
	10/01/26 (Alternative Minimum Tax) - FGIC Insured

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.400%, 7/01/20	7/10 at 100.00	Baa2	1,048,330

	U.S. Guaranteed *** - 16.8% (11.5% of Total Investments)

1,500	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded to	7/10 at 101.00	AAA	1,725,900
	7/15/10) - FGIC Insured

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:
660	5.625%, 10/15/16 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	741,022
660	5.625%, 10/15/17 (Pre-refunded to 10/15/09)	10/09 at 101.00	Aa3***	741,022

1,060	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,136,924
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12	No Opt. Call	AA***	46,520

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/06 at 102.00	AAA	1,063,910
	1996E, 5.875%, 7/01/26 (Pre-refunded to 7/01/06) - MBIA Insured

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,126,970
	5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1999A,	12/09 at 101.00	AAA	1,124,930
	5.625%, 12/01/19 (Pre-refunded to 12/01/09) - FGIC Insured

1,000	Connecticut, Special Assessment Revenue Bonds, Second Injury Fund, Series 2000A, 5.250%, 1/01/14	1/11 at 101.00	AAA	1,116,420
	(Pre-refunded to 1/01/11) - FSA Insured

1,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded to	10/11 at 100.00	AAA	1,129,660
	10/01/11)

300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	332,262
	(Pre-refunded to 7/01/11) - FSA Insured

1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,102,280
	10/01/40

1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	1,124,500
	4/01/12) - FSA Insured

965	Waterbury, Connecticut, General Obligation Tax Revenue Intercept Bonds, Series 2000, 6.000%,	2/09 at 101.00	AA***	1,084,390
	2/01/19 (Pre-refunded to 2/01/09) - RAAI Insured

	Utilities - 6.0% (4.1% of Total Investments)

1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	1,063,170
	Power Company, Series 1993A, 5.850%, 9/01/28

2,045	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	5/05 at 100.00	AAA	2,054,980
	Connecticut, Series 1989A, 7.700%, 11/15/11 - MBIA Insured

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
395	5.500%, 1/01/14 (Alternative Minimum Tax)	7/05 at 100.00	BBB	402,782
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	7/05 at 100.00	BBB	1,300,062

	Water and Sewer - 13.3% (9.1% of Total Investments)

1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,290,181

1,500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,655,655

1,400	Connecticut Development Authority, Water Facilities Revenue Refunding Bonds, Bridgeport Hydraulic	6/05 at 100.00	AAA	1,409,044
	Company, Series 1993B, 5.500%, 6/01/28 - MBIA Insured

2,550	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	AAA	2,709,375
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
1,000	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	1,071,560
1,525	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	1,591,500

1,000	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	1,040,400
	5.000%, 11/15/32

$109,390	Total Long-Term Investments (cost $111,118,268) - 144.9%			117,303,169

	Short-Term Investments - 0.6% (0.4% of Total Investments)

450	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	450,000
	Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured †

$450	Total Short-Term Investments (cost $450,000)			450,000

	Total Investments (cost $111,568,268) - 145.5%			117,753,169

	Other Assets Less Liabilities - 1.8%			1,460,990

	Preferred Shares, at Liquidation Value - (47.3)%			(38,300,000)

	Net Assets Applicable to Common Shares - 100%			$80,914,159

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as
	a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At February 28, 2005, the cost of investments was $111,554,085.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$6,297,207
	Depreciation	(98,123)

	Net unrealized appreciation of investments	$6,199,084

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.